CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Preferred Stock	Common Stock	Additional Paid-In Capital	Cumulative Dividends Declared	Accumulated Deficit	Accumulated Other Comprehensive Earnings, net of tax	Total
Balance at Dec. 31, 2019	$ 21	$ 212	$ 1,236,237	$ (822,520)	$ (334,499)	$ 24,786	$ 104,237
Balance (in shares) at Dec. 31, 2019	2,070,678,000	21,255,426,000
Increase (Decrease) in Stockholders' Equity
Retirement of restricted stock			(125)				(125)
Retirement of restricted stock (in shares)		(35,069)
Proceeds from exercise of stock options			46				46
Proceeds from exercise of stock options (in shares)		9,500
Issuance of restricted stock units (in shares)		(8,334)
Stock based compensation			702				702
Issuance of warrants in connection with debt financing			242				242
Other comprehensive loss						(20)	(20)
Net loss					(88,150)		(88,150)
Balance at Dec. 31, 2020	$ 21	$ 212	1,237,102	(822,520)	(423,930)	24,766	15,651
Balance (in shares) at Dec. 31, 2020	2,070,678	21,238,191
Increase (Decrease) in Stockholders' Equity
Issuance of restricted stock units		$ 1					1
Issuance of restricted stock units (in shares)		94,493
Stock based compensation			218				218
Other comprehensive loss						(1,667)	(1,667)
Net loss					(683)		(683)
Balance at Mar. 31, 2021	$ 21	$ 213	1,237,320	(822,520)	(424,613)	23,099	13,520
Balance (in shares) at Mar. 31, 2021	2,070,678	21,332,684
Balance at Dec. 31, 2020	$ 21	$ 212	1,237,102	(822,520)	(423,930)	24,766	15,651
Balance (in shares) at Dec. 31, 2020	2,070,678	21,238,191
Increase (Decrease) in Stockholders' Equity
Net loss							(9,547)
Balance at Jun. 30, 2021	$ 21	$ 213	1,237,544	(822,520)	(433,477)	22,561	4,342
Balance (in shares) at Jun. 30, 2021	2,070,678	21,332,684
Balance at Dec. 31, 2020	$ 21	$ 212	1,237,102	(822,520)	(423,930)	24,766	15,651
Balance (in shares) at Dec. 31, 2020	2,070,678	21,238,191
Increase (Decrease) in Stockholders' Equity
Issuance of restricted stock units		$ 1					1
Issuance of restricted stock units (in shares)		94,493
Stock based compensation			884				884
Other comprehensive loss						(2,722)	(2,722)
Net loss					(3,878)		(3,878)
Balance at Dec. 31, 2021	$ 21	$ 213	1,237,986	(822,520)	(427,808)	22,044	9,936
Balance (in shares) at Dec. 31, 2021	2,070,678	21,332,684
Balance at Mar. 31, 2021	$ 21	$ 213	1,237,320	(822,520)	(424,613)	23,099	13,520
Balance (in shares) at Mar. 31, 2021	2,070,678	21,332,684
Increase (Decrease) in Stockholders' Equity
Stock based compensation			224				224
Other comprehensive loss						(538)	(538)
Net loss					(8,864)		(8,864)
Balance at Jun. 30, 2021	$ 21	$ 213	1,237,544	(822,520)	(433,477)	22,561	4,342
Balance (in shares) at Jun. 30, 2021	2,070,678	21,332,684
Balance at Dec. 31, 2021	$ 21	$ 213	1,237,986	(822,520)	(427,808)	22,044	9,936
Balance (in shares) at Dec. 31, 2021	2,070,678	21,332,684
Increase (Decrease) in Stockholders' Equity
Issuance of restricted stock units		$ 2					2
Issuance of restricted stock units (in shares)		122,486
Stock based compensation			260				260
Other comprehensive loss						(2,269)	(2,269)
Net loss					(1,184)		(1,184)
Balance at Mar. 31, 2022	$ 21	$ 215	1,238,246	(822,520)	(428,992)	19,775	6,745
Balance (in shares) at Mar. 31, 2022	2,070,678	21,455,170
Balance at Dec. 31, 2021	$ 21	$ 213	1,237,986	(822,520)	(427,808)	22,044	9,936
Balance (in shares) at Dec. 31, 2021	2,070,678	21,332,684
Increase (Decrease) in Stockholders' Equity
Net loss							(14,651)
Balance at Jun. 30, 2022	$ 21	$ 215	1,238,383	(822,520)	(442,459)	29,812	3,452
Balance (in shares) at Jun. 30, 2022	2,070,678	21,500,935
Balance at Mar. 31, 2022	$ 21	$ 215	1,238,246	(822,520)	(428,992)	19,775	6,745
Balance (in shares) at Mar. 31, 2022	2,070,678	21,455,170
Increase (Decrease) in Stockholders' Equity
Issuance of deferred stock units (in shares)		15,000
Issuance of restricted stock units (in shares)		30,765
Stock based compensation			137				137
Other comprehensive loss						10,037	10,037
Net loss					(13,467)		(13,467)
Balance at Jun. 30, 2022	$ 21	$ 215	$ 1,238,383	$ (822,520)	$ (442,459)	$ 29,812	$ 3,452
Balance (in shares) at Jun. 30, 2022	2,070,678	21,500,935